VULCAN VALUE PARTNERS FUND

STATEMENT OF INVESTMENTS

January 31, 2024 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (97.97%)
Communications (13.52%)
Internet (9.44%)
Alphabet, Inc., Class C(a)	228,600	$32,415,480
Amazon.com, Inc.(a)	247,078	38,346,506
		70,761,986

Telecommunications (4.08%)
Nice, Ltd.	147,130	30,617,753

TOTAL COMMUNICATIONS		101,379,739

Consumer, Cyclical (3.28%)
Entertainment (0.77%)
Live Nation Entertainment, Inc.(a)	65,266	5,798,884

Lodging (2.51%)
InterContinental Hotels Group PLC, ADR	126,810	12,079,921
Marriott International, Inc., Class A	28,055	6,725,625
		18,805,546

TOTAL CONSUMER, CYCLICAL		24,604,430

Consumer, Non-cyclical (16.31%)
Beverages (3.08%)
Diageo PLC	638,167	23,134,241

Commercial Services (4.73%)
Bureau Veritas SA	368,642	9,840,227
CoStar Group, Inc.(a)	306,912	25,621,014
		35,461,241

Healthcare-Products (1.97%)
Abbott Laboratories	130,405	14,755,326

Healthcare-Services (6.53%)
Elevance Health, Inc.	63,270	31,219,949
UnitedHealth Group, Inc.	34,775	17,795,758
		49,015,707

TOTAL CONSUMER, NON-CYCLICAL		122,366,515

Financial (28.89%)
Diversified Financial Services (11.44%)
Ares Management Corp., Class A	252,111	30,626,444
Mastercard, Inc., Class A	60,840	27,331,153

	Shares	Value (Note 2)
Financial (continued)
Diversified Financial Services (continued)
Visa, Inc., Class A	101,819	$27,823,060
		85,780,657

Private Equity (10.23%)
Carlyle Group, Inc.	936,878	37,493,858
KKR & Co., Inc., Class A	453,292	39,246,021
		76,739,879

Real Estate (7.22%)
CBRE Group, Inc., Class A(a)	213,178	18,399,393
Jones Lang LaSalle, Inc.(a)	201,784	35,727,875
		54,127,268

TOTAL FINANCIAL		216,647,804

Industrial (11.03%)
Aerospace/Defense (8.42%)
HEICO Corp., Class A	153,747	21,750,588
TransDigm Group, Inc.	37,917	41,431,148
		63,181,736

Electric Equipment Manufacturing (0.22%)
General Electric Co.	12,443	1,647,702

Packaging&Containers (2.39%)
Ball Corp.	322,585	17,887,338

TOTAL INDUSTRIAL		82,716,776

Technology (24.94%)
Semiconductors (9.76%)
Applied Materials, Inc.	44,233	7,267,482
Qorvo, Inc.(a)	276,283	27,556,466
Skyworks Solutions, Inc.	279,680	29,215,373
Texas Instruments, Inc.	57,040	9,133,245
		73,172,566

Software (15.18%)
Fiserv, Inc.(a)	139,233	19,752,986
Microsoft Corp.	78,941	31,385,363
Salesforce, Inc.(a)	127,784	35,918,804
SS&C Technologies Holdings, Inc.	439,177	26,798,580
		113,855,733

TOTAL TECHNOLOGY		187,028,299

TOTAL COMMON STOCKS
(Cost $493,347,479)		734,743,563

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (1.26%)
Money Market Fund (1.26%)
Invesco Government & Agency Portfolio, Institutional Class	5.250%	9,477,026	$9,477,026

TOTAL SHORT TERM INVESTMENTS
(Cost $9,477,026)			9,477,026

TOTAL INVESTMENTS (99.23%)
(Cost $502,824,505)			$744,220,589

Other Assets In Excess Of Liabilities (0.77%)			5,756,924

NET ASSETS (100.00%)			$749,977,513

(a)	Non-Income Producing Security.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Statement of Investments.

VULCAN VALUE PARTNERS SMALL CAP FUND

STATEMENT OF INVESTMENTS

January 31, 2024 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (96.62%)
Consumer, Cyclical (4.77%)
Distribution/Wholesale (0.97%)
Core & Main, Inc.(a)	75,516	$3,119,566

Home Furnishings (3.80%)
MillerKnoll, Inc.	457,632	12,168,435

TOTAL CONSUMER, CYCLICAL		15,288,001

Consumer, Non-cyclical (32.20%)
Commercial Services (23.71%)
ABM Industries, Inc.	332,674	13,569,772
Colliers International Group, Inc.	124,619	14,635,255
Dun & Bradstreet Corp.	1,086,927	12,597,484
ISS A/S	754,011	14,320,366
PROG Holdings, Inc.(a)	421,967	12,929,069
Savills PLC	613,271	7,873,011
		75,924,957

Food (4.78%)
Premium Brands Holdings Corp.	223,672	15,304,092

Healthcare-Services (3.71%)
Medpace Holdings, Inc.(a)	40,696	11,866,140

TOTAL CONSUMER, NON-CYCLICAL		103,095,189

Financial (12.99%)
Diversified Financial Services (4.83%)
Virtus Investment Partners, Inc.	65,549	15,476,774

Real Estate (4.52%)
Cushman & Wakefield PLC(a)	1,375,692	14,472,280

REITS (3.64%)
Park Hotels & Resorts, Inc.	773,030	11,657,293

TOTAL FINANCIAL		41,606,347

Industrial (38.12%)
Building Materials (15.74%)
Forterra PLC(b)	4,614,418	9,660,641
Ibstock PLC(b)	9,598,270	18,659,383
SmartRent, Inc.(a)	4,608,101	13,593,898
Victoria PLC(a)	2,404,765	8,502,680
		50,416,602

	Shares	Value (Note 2)
Industrial (continued)
Electrical Components & Equipment (9.76%)
Acuity Brands, Inc.	27,009	$6,432,464
EnerSys	95,368	9,114,320
Littelfuse, Inc.	64,898	15,698,826
		31,245,610

Electronics (5.72%)
Ituran Location and Control, Ltd.	735,780	18,306,206

Manufactured Goods (3.55%)
Timken Co.	138,756	11,365,504

Packaging&Containers (3.35%)
Sealed Air Corp.	310,906	10,741,802

TOTAL INDUSTRIAL		122,075,724

Technology (8.54%)
Computers (8.54%)
Genpact, Ltd.	354,194	12,715,564
Sdiptech AB, Class B(a)	586,388	14,616,524
		27,332,088

TOTAL TECHNOLOGY		27,332,088

TOTAL COMMON STOCKS
(Cost $303,087,529)		309,397,349

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (2.31%)
Money Market Fund (2.31%)
Invesco Government & Agency Portfolio, Institutional Class	5.250%	7,401,927	7,401,927

TOTAL SHORT TERM INVESTMENTS
(Cost $7,401,927)			7,401,927

TOTAL INVESTMENTS (98.93%)
(Cost $310,489,456)			$316,799,276

Other Assets In Excess Of Liabilities (1.07%)			3,423,021

NET ASSETS (100.00%)			$320,222,297

(a)	Non-Income Producing Security.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities are not restricted and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total fair value of Rule 144A securities amounts to $28,320,024, which represents 8.84% of net assets as of January 31, 2024.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Statement of Investments.

Notes to Quarterly Statements of Investments

January 31, 2024 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”) is organized as a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This report describes the Vulcan Value Partners Fund and Vulcan Value Partners Small Cap Fund (each a “Fund” and collectively, the “Funds”). The Funds seek to achieve long-term capital appreciation. The Funds offer Investor Class and Institutional Class shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying Statements of Investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including policies specific to investment companies. The preparation of the Statements of Investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the Statements of Investments. Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their Statements of Investments.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

The market price for debt obligations is generally the quote supplied by an independent third-party pricing service utilized by the valuation designee which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a quote, or if the quote supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker–dealers that make a market in the security.

Equity securities that are primarily traded on foreign securities exchanges are valued at the closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange but before the close of the NYSE, such that the securities’ value would likely change. In such an event, the fair values of those securities are determined in good faith through consideration of other factors in accordance with procedures utilized by Vulcan Value Partners, LLC (the “Adviser”), as the Funds' Valuation Designee and under the general supervision of the Board of Trustees of the Trust (the “Board” or the “Trustees”). Each Fund uses a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE.

Notes to Quarterly Statements of Investments

January 31, 2024 (Unaudited)

When such prices or quotations are not available, or when the Adviser, as the Funds' Valuation Designee, believes that they are unreliable, securities may be priced using fair valuation policies and procedures ("FV Procedures") approved by the Board.

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Board has appointed the Adviser to serve as the Valuation Designee to perform fair value determinations for investments in the Funds. When such prices or quotations are not available, or when the Valuation Designee believes that they are unreliable, securities may be priced using fair value procedures approved by the Board. The FV Procedures have been adopted by the Board for the fair valuation of portfolio assets held by the Fund(s) in the event that (1) market quotations for the current price of a portfolio security or asset are not readily available, or (2) available market quotations that would otherwise be used to value a portfolio security or asset in accordance with the Fund’s FV Procedures appear to be unreliable. The FV Procedures reflect certain pricing methodologies (or “logics”) that are not “readily available market quotations” and thus are viewed and treated as fair valuations. The Valuation Designee routinely meets to discuss fair valuations of portfolio securities and other instruments held by the Fund(s).

Fair Value Measurements: A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 –	Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

Notes to Quarterly Statements of Investments

January 31, 2024 (Unaudited)

The following is a summary of each input used to value each Fund’s investments as of January 31, 2024:

Vulcan Value Partners Fund:
Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks(a)	$734,743,563	$–	$–	$734,743,563
Short Term Investments	9,477,026	–	–	9,477,026
TOTAL	$744,220,589	$–	$–	$744,220,589

Vulcan Value Partners Small Cap Fund:
Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks(a)	$309,397,349	$–	$–	$309,397,349
Short Term Investments	7,401,927	–	–	7,401,927
TOTAL	$316,799,276	$–	$–	$316,799,276

(a)	For detailed descriptions, see the accompanying Statements of Investments.

For the nine months ended January 31, 2024 , the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Funds use for federal income tax purposes. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or, for certain foreign securities, as soon as information is available to the Funds. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to its average daily net assets.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern Time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.